CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 59,447	$ 335,187	$ 101,195	$ 386,197	$ 621,106	$ 2,062,083	$ 1,176,829
Revenue from related party	24,918	24,918	49,562	24,918	75,301
Less: allowances and refunds				(60,000)	(67,275)
Net revenue	84,365	360,105	150,757	351,115	629,132	2,062,083	1,176,829
Cost of revenues	867,025	728,669	1,181,328	1,678,542	3,796,651	2,660,749	1,051,135
Gross profit/(loss)	(782,660)	(368,564)	(1,030,571)	(1,327,427)	(3,167,519)	(598,666)	125,694
Operating expenses
Selling and marketing	159,156	286,784	338,497	430,008	933,627	664,383	806,221
Research and development		67,033		75,033	242,232	74,861	176,964
General and administrative	5,236,018	663,415	9,121,614	1,225,115	9,109,205	2,456,435	895,798
Total operating expenses	5,395,174	1,017,232	9,460,111	1,730,156	10,285,064	3,195,679	1,878,983
Loss from operations	(6,177,834)	(1,385,796)	(10,490,682)	(3,057,583)	(13,452,583)	(3,794,345)	(1,753,289)
Other income (expense)
Interest income (expense), net	(90,010)	11,501	(93,800)	25,153	(1,282,761)	6,905	(4,948)
Financing Costs	(1,774,750)		(2,299,632)
Change in fair value of derivative liabilities	814,213		3,053,071		(1,805,990)
Amortization of debt discount	(4,229,977)		(6,049,639)		(935,290)
Other income (expense)	63,450	26,511	52,095	26,511
Total other income (expense)	(5,217,074)	38,012	(5,337,905)	51,664	(3,088,751)	6,905	(4,948)
Loss before provision for income taxes	(11,394,908)	(1,347,784)	(15,828,587)	(3,005,919)	(16,541,334)	(3,787,440)	(1,758,237)
Provision for income taxes	0	0	0	0		4,000
Net loss	$ (11,394,908)	$ (1,347,784)	$ (15,828,587)	$ (3,005,919)	$ (16,541,334)	$ (3,791,440)	$ (1,758,237)
Loss per share attributable to common stockholders
Basic (in Dollars per share)	$ (0.32)	$ (0.04)	$ (0.47)	$ (0.10)	$ (0.55)	$ (0.13)	$ (0.07)
Diluted (in Dollars per share)	$ (0.32)	$ (0.04)	$ (0.47)	$ (0.10)	$ (0.55)	$ (0.13)	$ (0.07)
Weighted average shares outstanding
Basic (in Shares)	36,100,385	30,531,365	33,435,964	30,523,860	30,067,693	28,971,983	25,119,175
Diluted (in Shares)	36,100,385	30,531,365	33,435,964	30,523,860	30,067,693	28,971,983	25,119,175
Other Comprehensive loss
Net loss	$ (11,394,908)	$ (1,347,784)	$ (15,828,587)	$ (3,005,919)	$ (16,541,334)	$ (3,791,440)	$ (1,758,237)
Unrealized gain from marketable securities	57,476		40		(108,388)
Comprehensive loss	$ (11,337,432)	$ (1,347,784)	$ (15,828,547)	$ (3,005,919)	$ (16,649,722)	$ (3,791,440)	$ (1,758,237)